Subsequent Events	6 Months Ended
Oct. 31, 2023
Subsequent Events [Abstract]
Subsequent Events

12. Subsequent Events

The subsequent events were evaluated through January 31, 2024, the date the condensed interim financial statements were issued.

On November 22, 2023, the Company issued 162,600 shares of common stock related to the exercise of stock options for proceeds of ¥29,814 thousands ($197 thousand).